AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED MARCH 21, 2012

TO THE

PROSPECTUS DATED FEBRUARY 29, 2012

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND (TICKER SYMBOL: FFIHX, FNIHX, FCIHX)	AMERICAN INDEPENDENCE ACTIVE INTEREST RATE MANAGEMENT FUND (TICKER SYMBOLS: ATMIX, AATMX, ATMRX)

This Supplement, dated March 21, 2012, to the Prospectus dated February 29, 2012, updates certain information that was reported incorrectly in the Prospectus. Effective immediately, the Prospectus is hereby amended and supplemented to reflect the following changes:

1.       Under the “FUND SUMMARY” section for the U.S. Inflation-Indexed Fund, the Fees and Expense Table on page 40 is corrected to reflect the appropriate “Fee Waivers and Expense Reimbursements” of -0.31%.  The Fees and Expense Table is replaced with the following:

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.45%(2)	1.00%
Other Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.63%	1.08%	1.63%
Fee Waivers and Expense Reimbursements(3)	-0.31%	-0.31%	-0.31%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	0.32%	0.77%	1.32%

(1)   Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)   The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing only 0.20% of the shareholder servicing fee.

(3)   Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC (“AIFS” or the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund’s average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

2.      Under the “FUND SUMMARY” section for the Active Interest Rate Management Fund, the Fees and Expense Table on page 45 is corrected to reflect the appropriate “Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)” for the Class A Shares.  The Load for the Active Interest Rate Management Fund is 2.25%. The Fees and Expense Table is replaced with the following:

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.35%(2)	1.00%
Other Expenses	2.05%	2.05%	2.05%
Total Annual Fund Operating Expenses	2.45%	2.80%	3.45%
Fee Waivers and Expense Reimbursements(3)	-1.85%	-1.85%	-1.85%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	0.60%	0.95%	1.60%

(1)    Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)    The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.

(3)    American Independence Financial Services, LLC (“AIFS” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.60%, 0.95% and 1.60% of the Fund’s average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE